Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 202,686	$ 176,151	$ 244,702	$ 165,990	$ 35,346
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Income from discontinued operations, net	(16,216)	(13,949)	(30,563)	0	0
Depreciation and amortization	223,062	199,933	266,622	260,455	220,667
Property transactions, net	11,344	18,851	20,319	34,022	4,684
Amortization of deferred financing costs and debt discount	9,602	9,391	12,031	11,360	7,195
Loss on retirement of debt	0	2,736	2,736	798	0
Amortization related to above market lease, net	0	514	686	686	286
Non-cash ground lease, net	778	514
Deemed contributions - tax sharing agreement	5,599	4,912	5,745	1,730	2,156
Straight-line rental revenues, excluding amortization of lease incentive asset	29,783	14,657	20,680	6,414	(1,739)
Amortization of lease incentive asset	11,355	0
Amortization of deferred revenue on non-normal tenant improvements	(1,636)	(2,762)	(3,711)	(2,352)	(80)
Share-based compensation	1,608	1,516	2,093	1,336	510
Deferred income taxes	(3,913)	2,848	5,090	3,176	108
Park MGM Transaction	(605,625)	0	2,801	0	0
Distributions received from discontinued operations and other	40,165	88
Changes in operating assets and liabilities:
Tenant and other receivables, net	(437)	550	(1,283)	3,118	(9,503)
Prepaid expenses and other assets	(222)	137	654	(1,537)	6,747
Due to MGM Resorts International and affiliates	71	(633)	(735)	796	166
Accounts payable, accrued expenses and other liabilities	(3,832)	67	5,403	158	5,101
Accrued interest	11,311	9,830	3,531	(3,572)	26,137
Net cash provided by (used in) operating activities	(84,517)	424,837	556,801	482,578	297,781
Cash flows from investing activities
Capital expenditures for property and equipment	0	(191)	(192)	(488)	(138,987)
Acquisition of Northfield	0	(1,068,337)	(1,068,336)	0	0
Proceeds from Northfield OpCo Transaction	3,779	0
MGM National Harbor Transaction			0	(462,500)	0
Net cash provided by (used in) investing activities	3,779	(1,068,528)	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	(566,813)	747,375	727,750	(41,875)	(16,750)
Proceeds from issuance of debt	750,000	0	0	350,000	3,700,000
Deferred financing costs	(9,983)	(17,490)	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	(245,950)	0	0	(425,000)	(4,544,850)
Issuance of Class A shares	699,362	0	0	404,685	1,207,500
Class A share issuance costs			0	(17,137)	(75,032)
Dividends and distributions paid	(395,005)	(337,865)	(454,260)	(385,435)	(150,829)
Net cash transfers from Parent			0	0	158,822
Other	(1,342)	0
Net cash provided by (used in) financing activities	230,269	392,020	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	15,591	8,250	23,406	0	0
Cash flows provided by (used in) investing activities, net	(12)	33,199	32,416	0	0
Cash flows used in financing activities, net	(37,900)	0	0	0	0
Net cash provided by (used in) discontinued operations	(22,321)	41,449	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale	(22,321)	41,449	55,822	0	0
Cash and cash equivalents
Net increase (decrease) for the period	149,531	(251,671)	(255,727)	(100,770)	360,492
Balance, beginning of period	3,995	259,722	259,722	360,492	0
Balance, end of period	153,526	8,051	3,995	259,722	360,492
Supplemental cash flow disclosures
Interest paid	169,646	137,623	199,429	176,033	82,880
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	0	18,172	19,316	52,995	72,402
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unit holders	138,730	116,395	119,055	111,733	94,109
MGP Operating Partnership
Cash flows from operating activities
Net income	202,686	176,151	244,702	165,990	35,346
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Income from discontinued operations, net	(16,216)	(13,949)	(30,563)	0	0
Depreciation and amortization	223,062	199,933	266,622	260,455	220,667
Property transactions, net	11,344	18,851	20,319	34,022	4,684
Amortization of deferred financing costs and debt discount	9,602	9,391	12,031	11,360	7,195
Loss on retirement of debt	0	2,736	2,736	798	0
Amortization related to above market lease, net	0	514	686	686	286
Non-cash ground lease, net	778	514
Deemed contributions - tax sharing agreement	5,599	4,912	5,745	1,730	2,156
Straight-line rental revenues, excluding amortization of lease incentive asset	29,783	14,657	20,680	6,414	(1,739)
Amortization of lease incentive asset	11,355	0
Amortization of deferred revenue on non-normal tenant improvements	(1,636)	(2,762)	(3,711)	(2,352)	(80)
Share-based compensation	1,608	1,516	2,093	1,336	510
Deferred income taxes	(3,913)	2,848	5,090	3,176	108
Park MGM Transaction	(605,625)	0	2,801	0	0
Distributions received from discontinued operations and other	40,165	88
Changes in operating assets and liabilities:
Tenant and other receivables, net	(437)	550	(1,283)	3,118	(9,503)
Prepaid expenses and other assets	(222)	137	654	(1,537)	6,747
Due to MGM Resorts International and affiliates	71	(633)	(735)	796	166
Accounts payable, accrued expenses and other liabilities	(3,832)	67	5,403	158	5,101
Accrued interest	11,311	9,830	3,531	(3,572)	26,137
Net cash provided by (used in) operating activities	(84,517)	424,837	556,801	482,578	297,781
Cash flows from investing activities
Capital expenditures for property and equipment	0	(191)	(192)	(488)	(138,987)
Acquisition of Northfield	0	(1,068,337)	(1,068,336)	0	0
Proceeds from Northfield OpCo Transaction	3,779	0
MGM National Harbor Transaction			0	(462,500)	0
Net cash provided by (used in) investing activities	3,779	(1,068,528)	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	(566,813)	747,375	727,750	(41,875)	(16,750)
Proceeds from issuance of debt	750,000	0	0	350,000	3,700,000
Deferred financing costs	(9,983)	(17,490)	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	(245,950)	0	0	(425,000)	(4,544,850)
Issuance of Class A shares	699,362	0	0	387,548	1,132,468
Dividends and distributions paid	(395,005)	(337,865)	(454,260)	(385,435)	(150,829)
Net cash transfers from Parent			0	0	158,822
Other	(1,342)	0
Net cash provided by (used in) financing activities	230,269	392,020	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	15,591	8,250	23,406	0	0
Cash flows provided by (used in) investing activities, net	(12)	33,199	32,416	0	0
Cash flows used in financing activities, net	(37,900)	0	0	0	0
Net cash provided by (used in) discontinued operations	(22,321)	41,449	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale	(22,321)	41,449	55,822	0	0
Cash and cash equivalents
Net increase (decrease) for the period	149,531	(251,671)	(255,727)	(100,770)	360,492
Balance, beginning of period	3,995	259,722	259,722	360,492	0
Balance, end of period	153,526	8,051	3,995	259,722	360,492
Supplemental cash flow disclosures
Interest paid	169,646	137,623	199,429	176,033	82,880
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	0	18,172	19,316	52,995	72,402
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unit holders	138,730	116,395	119,055	111,733	94,109
Northfield OpCo
Non-cash investing and financing activities
Redemption of Operating Partnership units relating to Northfield OpCo Transaction	301,373	0
Northfield OpCo | MGP Operating Partnership
Non-cash investing and financing activities
Redemption of Operating Partnership units relating to Northfield OpCo Transaction	301,373	0
Empire City
Non-cash investing and financing activities
Net assets acquired	625,000	0
Empire City | MGP Operating Partnership
Non-cash investing and financing activities
Net assets acquired	$ 625,000	$ 0
MGM National Harbor Transaction
Non-cash investing and financing activities
Net assets acquired			0	721,409	0
MGM National Harbor Transaction | MGP Operating Partnership
Non-cash investing and financing activities
Net assets acquired			0	721,409	0
Borgata
Non-cash investing and financing activities
Net assets acquired			0	0	1,273,230
Borgata | MGP Operating Partnership
Non-cash investing and financing activities
Net assets acquired			$ 0	$ 0	$ 1,273,230